Jan. 31, 2020
STATE STREET INSTITUTIONAL FUNDS

State Street Institutional Premier Growth Fund
(the "Fund")

Supplement dated April 17, 2020
to the Prospectus and Summary Prospectus each dated January 31, 2020, as may be supplemented from time to time

Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

On page 7 of the Prospectus and beginning on page 1 of the Summary Prospectus, the section entitled

"Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund ("Fund Shares").

Shareholder Fees

(fees paid directly from your investment)

	Investment Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of
the sale proceeds or the original offering price)	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management Fees[1,2]	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.47%	0.72%
[1]
The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate is subject to breakpoints and differs depending on the average daily net assets of the Fund. Accordingly, actual management fee rate may be higher or lower than shown above.

[2]	"Management Fees" have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$48	$151	$263	$591
Service Class	$74	$230	$401	$894

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.